Cover	May 22, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 22, 2023
Entity File Number	001-41281
Entity Registrant Name	SIGNAL HILL ACQUISITION CORP.
Entity Central Index Key	0001855885
Entity Tax Identification Number	82-2579543
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2810 N. Church Street
Entity Address, Address Line Two	Suite 94644
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19802
City Area Code	646
Local Phone Number	504-8172
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, which consist of one share of Class A common stock, par value $0.0001 per share, and one-half of one redeemable warrant to purchase one share of Class A common stock [Member]
Title of 12(b) Security	Units, which consist of one share of Class A common stock, par value $0.0001 per share, and one-half of one redeemable warrant
Trading Symbol	SGHLU
Security Exchange Name	NASDAQ
Common Stock [Member]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	SGHL
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share [Member]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	SGHLW
Security Exchange Name	NASDAQ